General - Summary of Information for Cruise Brands (Details)	12 Months Ended
Nov. 30, 2017 company cruise_ship
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Number of cruise ships (over)	103
Number of companies operating as a single economic enterprise | company	2
DLC arrangement current equalization ratio	1
Carnival PLC
Organization, Consolidation and Presentation of Financial Statements [Line Items]
DLC arrangement current equalization ratio	1
Minimum
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Number of cruise ships (over)	100